Schedule of Assets (Acquired and Disposed of Within Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Plan number	002
Entity tax identification number	13-4994650
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | 1011778 BC ULC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,125,000
Rate of Interest	4.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | 1011778 BC ULC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,648,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | 1261229 BC LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,287,000
Rate of Interest	10.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ABN AMRO BANK NV
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.72%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ABN AMRO FUNDING USA LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 10,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ABN AMRO FUNDING USA LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	4,675,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACADIA HEALTHCARE CO INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,665,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACADIA HEALTHCARE CO INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,874,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACADIA HEALTHCARE CO INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,402,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACRES 2025-FL3 LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,200,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACRISURE LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,417,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACRISURE LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 916,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACRISURE LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,370,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ACRISURE LLC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	8.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ADVANCE AUTO PARTS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 705,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ADVANCE AUTO PARTS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 705,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AEP TEXAS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,300,000
Rate of Interest	2.10%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AERCAP IRELAND CAPITAL DAC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,100,000
Rate of Interest	2.45%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AES CORP/THE 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	2.45%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AES CORP/THE 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.80%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AG ISSUER LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,995,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AHS HOSPITAL CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	2.78%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AIR CANADA 2020-2 CLASS A PASS THROUGH TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 590,445
Rate of Interest	5.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AIR LIQUIDE US LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,750,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AIRCASTLE LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	5.95%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALCOA NEDERLAND HOLDING BV
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 746,000
Rate of Interest	7.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALGONQUIN POWER & UTILITIES CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	5.37%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT ENERGY FINANCE LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.40%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT HOLDINGS INTERMEDIATE LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,644,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT HOLDINGS INTERMEDIATE LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,505,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT HOLDINGS INTERMEDIATE LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,944,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT HOLDINGS INTERMEDIATE LLC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,221,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT HOLDINGS INTERMEDIATE LLC 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,863,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLIANT HOLDINGS INTERMEDIATE LLC 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 599,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY AUTO RECEIVABLES TRUST 2022-2 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,800,496
Rate of Interest	4.76%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY AUTO RECEIVABLES TRUST 2022-2 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 557,377
Rate of Interest	4.76%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY AUTO RECEIVABLES TRUST 2022-3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 361,998
Rate of Interest	5.07%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY AUTO RECEIVABLES TRUST 2023-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,214,354
Rate of Interest	5.46%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY AUTO RECEIVABLES TRUST 2024-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,539,182
Rate of Interest	5.08%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY FINANCIAL INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 436,000
Rate of Interest	6.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALLY FINANCIAL INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 176,000
Rate of Interest	6.99%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALPHA GENERATION LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,103,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALPHA GENERATION LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,127,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALTICE FRANCE LUX 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 340,600
Rate of Interest	10.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALTICE FRANCE SA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,798,183
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALTICE FRANCE SA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 663,056
Rate of Interest	9.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALTICE FRANCE SA 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 858,661
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ALTICE FRANCE SA 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,673,427
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMENTUM HOLDINGS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,695,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMEREN MISSOURI SECURITIZATION FUNDING I LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 385,395
Rate of Interest	4.85%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN AIRLINES INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,599,000
Rate of Interest	8.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN AIRLINES INC/AADVANTAGE LOYALTY IP LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,029,771
Rate of Interest	5.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN AIRLINES INC/AADVANTAGE LOYALTY IP LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,757,371
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN AXLE & MANUFACTURING INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,126,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN AXLE & MANUFACTURING INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,090,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN AXLE & MANUFACTURING INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,875,000
Rate of Interest	7.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN CREDIT ACCEPTANCE RECEIVABLES TRUST 2025-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,112,986
Rate of Interest	4.67%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,689,000
Rate of Interest	4.87%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,750,000
Rate of Interest	4.87%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICAN TOWER CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	3.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERICREDIT AUTOMOBILE RECEIVABLES TRUST 2023-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,599,181
Rate of Interest	5.62%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMERIGAS PARTNERS LP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,114,000
Rate of Interest	9.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMGEN INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AMWINS GROUP INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,585,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ANCHORAGE CAPITAL CLO 20 LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,200,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ANTERO MIDSTREAM PARTNERS LP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,071,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | APLD COMPUTECO LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,261,000
Rate of Interest	9.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARBOR REALTY COMMERCIAL REAL ESTATE NOTES 2022-FL1 LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 444,339
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARCHES BUYER INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,879,000
Rate of Interest	4.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARCHES BUYER INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,686,000
Rate of Interest	6.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARCHROCK PARTNERS LP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,199,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARCHROCK PARTNERS LP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,085,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARDAGH METAL PACKAGING FINANCE USA LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,070,000
Rate of Interest	3.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARDAGH METAL PACKAGING FINANCE USA LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,805,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARDONAGH FINCO LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,780,000
Rate of Interest	7.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARDONAGH GROUP FINANCE LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,739,000
Rate of Interest	8.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AREIT 2022-CRE7 LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 885,726
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AREIT 2023-CRE8 LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	379,277
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARES XLIV CLO LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,100,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARETEC GROUP INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,152,000
Rate of Interest	10.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ARETEC GROUP INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,555,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ASBURY AUTOMOTIVE GROUP INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 201,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ASCEND LEARNING LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,038,666
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ASGN INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,463,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ASHLAND INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 337,000
Rate of Interest	3.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ASSURED GUARANTY US HOLDINGS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,100,000
Rate of Interest	3.15%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AT&T INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,021,000
Rate of Interest	2.55%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AT&T INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	3.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ATHENAHEALTH GROUP INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,256,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ATHENE GLOBAL FUNDING
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,200,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ATHENE HOLDING LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ATI INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,558,000
Rate of Interest	5.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ATI INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 278,000
Rate of Interest	4.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AUSTRALIA & NEW ZEALAND BANKING GROUP LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,800,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AUSTRALIA & NEW ZEALAND BANKING GROUP LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,946,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AUSTRALIA & NEW ZEALAND BANKING GROUP LTD 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	254,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVANTOR FUNDING INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,442,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVANTOR FUNDING INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,308,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIATION CAPITAL GROUP LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIENT CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 634,000
Rate of Interest	7.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIENT CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 355,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIS BUDGET CAR RENTAL LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,703,000
Rate of Interest	8.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIS BUDGET CAR RENTAL LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 420,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIS BUDGET CAR RENTAL LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,072,000
Rate of Interest	8.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIS BUDGET CAR RENTAL LLC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,307,000
Rate of Interest	8.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIS BUDGET RENTAL CAR FUNDING AESOP LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 877,333
Rate of Interest	4.62%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AVIS BUDGET RENTAL CAR FUNDING AESOP LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 9,166,667
Rate of Interest	6.12%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | AXALTA COATING SYSTEMS LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 827,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BA CREDIT CARD TRUST 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,420,000
Rate of Interest	4.79%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BA CREDIT CARD TRUST 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,336,000
Rate of Interest	4.79%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BACARDI LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.30%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAIN CAPITAL CREDIT CLO 2019-4 LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,100,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAIN CAPITAL CREDIT CLO 2021-3 LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,100,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANCO SANTANDER SA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	4,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANCO SANTANDER SA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 775,000
Rate of Interest	4.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANCO SANTANDER SA 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	5.57%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANCO SANTANDER SA/NEW YORK
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,500,000
Rate of Interest	4.03%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANK OF AMERICA AUTO TRUST 2023-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 885,471
Rate of Interest	5.74%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANK OF AMERICA CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,900,000
Rate of Interest	1.73%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANK OF AMERICA CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,200,000
Rate of Interest	2.30%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANK OF MONTREAL
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.69%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BANK OF NOVA SCOTIA/THE
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BARCLAYS BANK PLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BARCLAYS PLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	5.34%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BARCLAYS PLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAT CAPITAL CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,600,000
Rate of Interest	2.73%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BATH & BODY WORKS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,440,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAUSCH + LOMB CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,086,000
Rate of Interest	8.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAUSCH HEALTH AMERICAS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 345,000
Rate of Interest	8.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAUSCH HEALTH COS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 537,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAUSCH HEALTH COS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,456,000
Rate of Interest	4.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAUSCH HEALTH COS INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 454,000
Rate of Interest	11.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAYER US FINANCE LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,400,000
Rate of Interest	6.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAYER US FINANCE LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BAYER US FINANCE LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BEACH ACQUISITION BIDCO LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,174,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BECTON DICKINSON & CO
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,300,000
Rate of Interest	4.87%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BEIGNET INVESTOR LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,100,000
Rate of Interest	6.58%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BEIGNET INVESTOR LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,500,000
Rate of Interest	6.58%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BELRON UK FINANCE PLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 896,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BERKSHIRE HATHAWAY INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,500,000
Rate of Interest	3.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BGC GROUP INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	6.60%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BLOCK INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,384,000
Rate of Interest	5.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BLOCK INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,107,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BLOCK INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,661,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BMW US CAPITAL LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,700,000
Rate of Interest	1.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BMW US CAPITAL LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,000,000
Rate of Interest	4.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BMW VEHICLE LEASE TRUST 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,430,662
Rate of Interest	4.29%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BMW VEHICLE LEASE TRUST 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,458,743
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BMW VEHICLE LEASE TRUST 2024-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,120,608
Rate of Interest	4.98%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BNP PARIBAS SA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,900,000
Rate of Interest	2.59%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BNP PARIBAS SA/NEW YORK NY
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,039,000
Rate of Interest	4.56%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BOEING CO/THE 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,800,000
Rate of Interest	2.20%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BOEING CO/THE 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.81%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BOFA AUTO TRUST 2025-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,223,567
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BOFA SECURITIES INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,400,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BOOST NEWCO BORROWER LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,457,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BOYNE USA INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,959,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BPCE SA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,793,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BPCE SA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	2.28%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BRANDYWINE OPERATING PARTNERSHIP LP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.55%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BRANDYWINE OPERATING PARTNERSHIP LP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	3.95%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BROADCOM INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,024,000
Rate of Interest	3.46%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BROADCOM INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	4.15%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BROADSTREET PARTNERS GROUP LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,852,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | BWX TECHNOLOGIES INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 935,000
Rate of Interest	4.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CABOT TRAIL FUNDING LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CACI INTERNATIONAL INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,558,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAESARS ENTERTAINMENT INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,620,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAESARS ENTERTAINMENT INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,877,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAESARS ENTERTAINMENT INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,123,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAESARS ENTERTAINMENT INC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,490,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CALIFORNIA BUYER LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,782,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CALPINE CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 838,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CANADIAN PACIFIC RAILWAY CO
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	2.45%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CANPACK SA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 950,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CANTOR FITZGERALD LP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	7.20%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CANYON CAPITAL CLO 2019-2 LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,100,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE MULTI-ASSET EXECUTION TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,413,000
Rate of Interest	4.42%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 855,914
Rate of Interest	3.17%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 862,775
Rate of Interest	3.17%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,618,000
Rate of Interest	3.32%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,613,295
Rate of Interest	3.66%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-2 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 704,282
Rate of Interest	3.66%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,183,148
Rate of Interest	4.87%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2022-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,293,714
Rate of Interest	1.70%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2022-3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,150,074
Rate of Interest	3.97%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2022-4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,712,692
Rate of Interest	5.34%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2023-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,444,700
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2024-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 69,322
Rate of Interest	5.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2024-4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,041,841
Rate of Interest	4.67%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2025-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,881,351
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARMAX AUTO OWNER TRUST 2025-3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 372,339
Rate of Interest	4.47%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARNIVAL CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,845,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARNIVAL CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,169,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARNIVAL CORP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,844,000
Rate of Interest	6.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARPENTER TECHNOLOGY CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,480,000
Rate of Interest	5.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARVANA AUTO RECEIVABLES TRUST 2022-P3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,151,986
Rate of Interest	4.61%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARVANA AUTO RECEIVABLES TRUST 2023-P2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,781,953
Rate of Interest	5.42%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARVANA AUTO RECEIVABLES TRUST 2024-N3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 233,637
Rate of Interest	4.84%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARVANA AUTO RECEIVABLES TRUST 2024-P4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,679,379
Rate of Interest	4.62%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARVANA AUTO RECEIVABLES TRUST 2025-P3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 913,984
Rate of Interest	4.17%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CARVANA AUTO RECEIVABLES TRUST 2025-P4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 12,490,610
Rate of Interest	4.08%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CATERPILLAR FINANCIAL SERVICES CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,750,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,113,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,071,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 540,000
Rate of Interest	4.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,839,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,911,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,343,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CCO HOLDINGS LLC 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,639,000
Rate of Interest	5.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CD&R SMOKEY BUYER INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 576,000
Rate of Interest	9.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CDP FINANCIAL INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CDP FINANCIAL INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,250,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CDP FINANCIAL INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	4,100,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CDP FINANCIAL INC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	2,756,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CELANESE US HOLDINGS LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	654,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CELANESE US HOLDINGS LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 995,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CELANESE US HOLDINGS LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 554,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CELANESE US HOLDINGS LLC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CELANESE US HOLDINGS LLC 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,292,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CELANESE US HOLDINGS LLC 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,451,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CENTENE CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,700,000
Rate of Interest	3.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CENTERPOINT ENERGY HOUSTON ELECTRIC LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	4.95%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CENTRAL PARENT INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 581,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CENTRAL PARENT LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 574,000
Rate of Interest	8.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHARLES RIVER LABORATORIES INTERNATIONAL INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 250,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHARLES RIVER LABORATORIES INTERNATIONAL INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,473,000
Rate of Interest	4.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHART INDUSTRIES INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 777,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHENIERE ENERGY INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHENIERE ENERGY PARTNERS LP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHOBANI HOLDCO II LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,320,425
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHS/COMMUNITY HEALTH SYSTEMS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,442,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHS/COMMUNITY HEALTH SYSTEMS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 740,000
Rate of Interest	10.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHS/COMMUNITY HEALTH SYSTEMS INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,558,000
Rate of Interest	5.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHURCHILL DOWNS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CHURCHILL DOWNS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,097,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CINEMARK USA INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 871,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CINEMARK USA INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,001,000
Rate of Interest	5.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CIPHER COMPUTE LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,463,000
Rate of Interest	7.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CISCO SYSTEMS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,977,000
Rate of Interest	2.95%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CITIBANK NA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,416,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CITIBANK NA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	380,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CITIBANK NA 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	5.49%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CITIBANK NA/NEW YORK CITY
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,000,000
Rate of Interest	4.48%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CITIGROUP INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.17%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CITIZENS AUTO RECEIVABLES TRUST 2023-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 306,591
Rate of Interest	5.84%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CIVITAS RESOURCES INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,561,000
Rate of Interest	9.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CIVITAS RESOURCES INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 607,000
Rate of Interest	8.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CIVITAS RESOURCES INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,142,000
Rate of Interest	8.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLARIOS GLOBAL LP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,216,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLARIOS GLOBAL LP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,282,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLARIVATE SCIENCE HOLDINGS CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,769,000
Rate of Interest	4.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEAR CHANNEL OUTDOOR HOLDINGS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,719,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEAR CHANNEL OUTDOOR HOLDINGS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,964,000
Rate of Interest	7.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEAR CHANNEL OUTDOOR HOLDINGS INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,711,000
Rate of Interest	7.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEAR CHANNEL OUTDOOR HOLDINGS INC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,721,000
Rate of Interest	7.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEAR CHANNEL OUTDOOR HOLDINGS INC 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,977,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEARWAY ENERGY OPERATING LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,468,000
Rate of Interest	3.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEARWAY ENERGY OPERATING LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,115,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEARWAY ENERGY OPERATING LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,614,000
Rate of Interest	3.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEVELAND-CLIFFS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 284,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEVELAND-CLIFFS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 545,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLEVELAND-CLIFFS INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 306,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLOUD SOFTWARE GROUP INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,183,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLOUD SOFTWARE GROUP INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,330,000
Rate of Interest	8.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLOUD SOFTWARE GROUP INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,273,000
Rate of Interest	9.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLYDESDALE ACQUISITION HOLDINGS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 560,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLYDESDALE ACQUISITION HOLDINGS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,305,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CLYDESDALE ACQUISITION HOLDINGS INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,989,000
Rate of Interest	8.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CNH EQUIPMENT TRUST 2024-C
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 824,945
Rate of Interest	4.30%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CNH EQUIPMENT TRUST 2025-B
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,997,399
Rate of Interest	4.47%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CNX MIDSTREAM PARTNERS LP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,963,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CNX RESOURCES CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 650,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CNX RESOURCES CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,573,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CNX RESOURCES CORP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,242,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COLGATE-PALMOLIVE CO
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,250,000
Rate of Interest	4.80%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COMMERCIAL
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COMMONWEALTH BANK OF AUSTRALIA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	2,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COMMONWEALTH BANK OF AUSTRALIA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COMPASS MINERALS INTERNATIONAL INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 978,000
Rate of Interest	8.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COMSTOCK RESOURCES INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 736,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COMSTOCK RESOURCES INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,075,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONAGRA BRANDS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	1.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONCENTRA HEALTH SERVICES INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,796,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONCORD MINUTEMEN CAPITAL CO LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONSTELLATION ENERGY GENERATION LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.60%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONSTELLIUM SE 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,092,000
Rate of Interest	3.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONSTELLIUM SE 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,947,000
Rate of Interest	5.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONSTELLIUM SE 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 964,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CONSUMERS 2023 SECURITIZATION FUNDING LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.21%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COOPERATIEVE RABOBANK UA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,900,000
Rate of Interest	3.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COOPERATIEVE RABOBANK UA/NY 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,011,000
Rate of Interest	4.85%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COOPERATIEVE RABOBANK UA/NY 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,924,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COOPERATIEVE RABOBANK UA/NY 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,400,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COOPERATIEVE RABOBANK UA/NY 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,705,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COREBRIDGE GLOBAL FUNDING
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,182,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CORP ANDINA DE FOMENTO
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	14,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | COUGAR JV SUBSIDIARY LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 620,000
Rate of Interest	8.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CP ATLAS BUYER INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 955,000
Rate of Interest	9.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CRC INSURANCE GROUP LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 690,891
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CREDIT AGRICOLE SA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	1.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CREDIT AGRICOLE SA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	6.32%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CREDIT INDUSTRIEL ET COMMERCIAL/NEW YORK 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,687,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CREDIT INDUSTRIEL ET COMMERCIAL/NEW YORK 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	2,836,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CROSSCOUNTRY INTERMEDIATE HOLDCO LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,107,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CROWN CASTLE INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	3.70%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CROWN CASTLE INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.80%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CROWN CASTLE INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	3.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,681,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,010,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,359,000
Rate of Interest	3.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,106,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,070,000
Rate of Interest	5.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 680,000
Rate of Interest	11.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CSC HOLDINGS LLC 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 759,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CVS HEALTH CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	1.30%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CVS PASS-THROUGH TRUST 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 36,796
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | CVS PASS-THROUGH TRUST 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 196,572
Rate of Interest	6.04%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DAIMLER TRUCK FINANCE NORTH AMERICA LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DANONE SA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,000,000
Rate of Interest	2.95%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DANSKE BANK A/S
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,125,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DARLING INGREDIENTS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,756,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DAVITA INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,055,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DAVITA INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,407,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DBS BANK LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 10,270,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DBS BANK LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DCAT LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DCAT LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	4,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DCAT LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	4,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELEK LOGISTICS PARTNERS LP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,825,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELEK LOGISTICS PARTNERS LP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,215,000
Rate of Interest	8.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELL EQUIPMENT FINANCE TRUST 2023-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 456,005
Rate of Interest	5.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELL EQUIPMENT FINANCE TRUST 2023-3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,638,590
Rate of Interest	5.93%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELL EQUIPMENT FINANCE TRUST 2025-1 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 9,221,000
Rate of Interest	4.68%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELL EQUIPMENT FINANCE TRUST 2025-1 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 870,024
Rate of Interest	4.61%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELL EQUIPMENT FINANCE TRUST 2025-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,958,356
Rate of Interest	4.15%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DELOS FINANCE S.A.R.L.
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 26,667
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DEUTSCHE BANK AG/NEW YORK NY 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.71%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DEUTSCHE BANK AG/NEW YORK NY 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	6.82%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DEWOLF PARK CLO LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 92,165
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DIRECTV FINANCING LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 246,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DISCOVER CARD EXECUTION NOTE TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 18,232,000
Rate of Interest	4.31%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DISH DBS CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,694,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DISH DBS CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 265,000
Rate of Interest	5.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DISH NETWORK CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,810,000
Rate of Interest	11.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DNB BANK ASA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DNB BANK ASA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	4,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DNB BANK ASA 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,900,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DRIVE AUTO RECEIVABLES TRUST 2024-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 313,972
Rate of Interest	4.94%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DRIVE AUTO RECEIVABLES TRUST 2025-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,794,000
Rate of Interest	4.29%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DRYDEN 54 SENIOR LOAN FUND
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 137,954
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | DRYDEN 95 CLO LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,100,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ECHOSTAR CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,100,940
Rate of Interest	10.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EDISON INTERNATIONAL
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	6.95%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EL PASO NATURAL GAS CO LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 70,000
Rate of Interest	8.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ELEMENT SOLUTIONS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,115,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ELEVATION CLO 2021-15 LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,100,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EMD FINANCE LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,200,000
Rate of Interest	4.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EMERSON ELECTRIC CO
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EMRLD BORROWER LP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,184,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EMRLD BORROWER LP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,208,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENBRIDGE INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.30%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENCOMPASS HEALTH CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 436,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENCOMPASS HEALTH CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 823,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENERGY TRANSFER LP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	3.90%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTEGRIS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,839,000
Rate of Interest	5.95%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERGY TEXAS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	1.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2022-3 LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 42,718
Rate of Interest	4.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2022-4 LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,064,610
Rate of Interest	5.76%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2023-1 LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,478,680
Rate of Interest	5.51%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2024-2 LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,779,895
Rate of Interest	5.74%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2024-3 LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,213,547
Rate of Interest	5.31%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2025-2 LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 399,573
Rate of Interest	4.56%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2025-3 LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,785,991
Rate of Interest	4.55%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ENTERPRISE FLEET FINANCING 2025-4 LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,344,269
Rate of Interest	4.10%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EPR PROPERTIES
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	4.95%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EQUITABLE FINANCIAL LIFE GLOBAL FUNDING
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,150,000
Rate of Interest	1.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EUROPEAN INVESTMENT BANK
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 11,200,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EVERSOURCE ENERGY
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | EXPORT DEVELOPMENT CANADA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 11,400,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | F&G ANNUITIES & LIFE INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | F&G GLOBAL FUNDING
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	1.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FAIR ISAAC CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,550,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FERTITTA ENTERTAINMENT LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,965,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FIBERCOP SPA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 778,000
Rate of Interest	7.20%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FIBERCOP SPA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 517,000
Rate of Interest	7.72%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FIRSTENERGY CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	3.90%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FIRSTENERGY PENNSYLVANIA ELECTRIC CO
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	5.20%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FLASH COMPUTE LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,372,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FLORIDA POWER & LIGHT CO
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.05%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FOCUS FINANCIAL PARTNERS LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,867,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO LEASE TRUST 2024-A 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.05%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO LEASE TRUST 2024-A 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,987,071
Rate of Interest	5.06%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO LEASE TRUST 2024-B 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,205,000
Rate of Interest	4.99%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO LEASE TRUST 2024-B 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 101,150
Rate of Interest	5.18%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO LEASE TRUST 2025-A 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,453,737
Rate of Interest	4.57%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO LEASE TRUST 2025-A 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,100,241
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2022-C
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,937,383
Rate of Interest	4.59%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2022-D
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 734,978
Rate of Interest	5.27%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2023-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,940,669
Rate of Interest	4.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2024-B
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 525,904
Rate of Interest	5.40%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2024-C
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 122,620
Rate of Interest	4.32%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2024-D
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,456,879
Rate of Interest	4.59%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT AUTO OWNER TRUST 2025-B
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 10,240,269
Rate of Interest	4.06%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD CREDIT FLOORPLAN MASTER OWNER TRUST A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,633,000
Rate of Interest	4.92%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD MOTOR CREDIT CO LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	4.54%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FORD MOTOR CREDIT CO LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FRONTIER COMMUNICATIONS HOLDINGS LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,165,000
Rate of Interest	8.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | FRONTIER COMMUNICATIONS HOLDINGS LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,923,000
Rate of Interest	8.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GARDA WORLD SECURITY CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 510,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GARDA WORLD SECURITY CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 485,000
Rate of Interest	8.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GENERAL MOTORS FINANCIAL CO INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GENESEE & WYOMING INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,246,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GFL ENVIRONMENTAL INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,110,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GGAM FINANCE LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,437,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GGAM FINANCE LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,640,000
Rate of Interest	8.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GGAM FINANCE LTD 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,110,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GLOBAL PAYMENTS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,900,000
Rate of Interest	3.20%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GLP CAPITAL LP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GLP CAPITAL LP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.30%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,952,063
Rate of Interest	5.09%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,320,090
Rate of Interest	5.39%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-3 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,224,000
Rate of Interest	4.21%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-3 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,437,236
Rate of Interest	4.29%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-3 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,125,254
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,969,413
Rate of Interest	3.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-3 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 11,503
Rate of Interest	3.64%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-3 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,316,000
Rate of Interest	3.71%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-4 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,748,420
Rate of Interest	4.82%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2022-4 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 378,974
Rate of Interest	4.82%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2023-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,004,868
Rate of Interest	4.47%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2024-3 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 59,928
Rate of Interest	5.35%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2024-3 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 619,393
Rate of Interest	5.35%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2024-3 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,396,165
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GM FINANCIAL CONSUMER AUTO RECEIVABLES TRUST 2025-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	4,060,451
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOEASY LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 382,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOEASY LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 75,000
Rate of Interest	9.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOEASY LTD 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 236,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOEASY LTD 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 383,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOEASY LTD 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,373,000
Rate of Interest	7.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOLDMAN SACHS GROUP INC/THE 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	2.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOLDMAN SACHS GROUP INC/THE 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,700,000
Rate of Interest	1.43%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOLDMAN SACHS GROUP INC/THE 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	1.95%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOLDMAN SACHS GROUP INC/THE 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	2.62%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GOLDMAN SACHS GROUP INC/THE 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,100,000
Rate of Interest	5.73%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GRAY MEDIA INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 460,000
Rate of Interest	9.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GRAY MEDIA INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,243,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GREATAMERICA LEASING RECEIVABLES FUNDING LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 14,834,573
Rate of Interest	4.04%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GREATAMERICA LEASING RECEIVABLES FUNDING LLC SERIES 2024-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 518,445
Rate of Interest	5.32%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GRIFOLS SA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,537,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GROUP 1 AUTOMOTIVE INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 560,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GROUP 1 AUTOMOTIVE INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 897,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | GXO LOGISTICS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HALEON US CAPITAL LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	3.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HANWHA FUTUREPROOF CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HARBOUR ENERGY PLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	6.33%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HARLEY-DAVIDSON MOTORCYCLE TRUST 2023-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 836,454
Rate of Interest	5.05%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HAT HOLDINGS I LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 162,000
Rate of Interest	8.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HB FULLER CO
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,391,000
Rate of Interest	4.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HCA INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HEALTHEQUITY INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,510,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HERC HOLDINGS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,361,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HERC HOLDINGS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,535,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HERC HOLDINGS INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,606,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HERC HOLDINGS INC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 584,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HERENS HOLDCO SARL
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,787,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HESS MIDSTREAM OPERATIONS LP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 664,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HESS MIDSTREAM OPERATIONS LP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 536,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HESS MIDSTREAM OPERATIONS LP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 520,000
Rate of Interest	4.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HIGHTOWER HOLDING LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,670,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HIGHTOWER HOLDING LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,617,000
Rate of Interest	9.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HIGHWOODS REALTY LP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 950,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,474,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 725,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,182,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 270,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,998,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILCORP ENERGY I LP 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 418,000
Rate of Interest	8.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILTON DOMESTIC OPERATING CO INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,336,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HILTON GRAND VACATIONS BORROWER LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,754,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HOME EQUITY ASSET TRUST 2002-3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 211
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HOME EQUITY MORTGAGE LOAN ASSET-BACKED TRUST SERIES INABS 2007-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	472,648
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2023-1 OWNER TRUST 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,643,626
Rate of Interest	5.04%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2023-1 OWNER TRUST 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 106,078
Rate of Interest	5.04%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2023-2 OWNER TRUST 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,005,679
Rate of Interest	4.93%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2023-2 OWNER TRUST 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,094,773
Rate of Interest	4.93%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2023-3 OWNER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,116,684
Rate of Interest	5.41%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2024-1 OWNER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,657,427
Rate of Interest	5.21%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2024-3 OWNER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 526,024
Rate of Interest	4.89%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2024-4 OWNER TRUST 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,801,150
Rate of Interest	4.56%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2024-4 OWNER TRUST 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,226,865
Rate of Interest	4.56%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HONDA AUTO RECEIVABLES 2025-1 OWNER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,227,735
Rate of Interest	4.53%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HOWDEN UK REFINANCE PLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,425,000
Rate of Interest	8.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HPEFS EQUIPMENT TRUST 2024-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 99,283
Rate of Interest	5.18%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HPEFS EQUIPMENT TRUST 2025-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,836,979
Rate of Interest	4.15%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HSBC HOLDINGS PLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,800,000
Rate of Interest	4.62%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HSBC HOLDINGS PLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	7.39%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HUB INTERNATIONAL LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,625,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HUB INTERNATIONAL LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,517,000
Rate of Interest	5.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HUB INTERNATIONAL LTD 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,461,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HUDBAY MINERALS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,672,000
Rate of Interest	6.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO LEASE SECURITIZATION TRUST 2023-C
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 169,563
Rate of Interest	5.80%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO LEASE SECURITIZATION TRUST 2024-B 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 14,132,393
Rate of Interest	5.41%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO LEASE SECURITIZATION TRUST 2024-B 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,845,364
Rate of Interest	5.41%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO LEASE SECURITIZATION TRUST 2024-C
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,111
Rate of Interest	4.77%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO LEASE SECURITIZATION TRUST 2025-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,837,877
Rate of Interest	4.60%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO RECEIVABLES TRUST 2022-C
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,421,975
Rate of Interest	5.39%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO RECEIVABLES TRUST 2023-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 818,906
Rate of Interest	4.58%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO RECEIVABLES TRUST 2024-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,938,190
Rate of Interest	4.99%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO RECEIVABLES TRUST 2024-B
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 94,337
Rate of Interest	5.15%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO RECEIVABLES TRUST 2024-C
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,826,183
Rate of Interest	4.53%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI AUTO RECEIVABLES TRUST 2025-D
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 9,029,400
Rate of Interest	4.04%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI CAPITAL AMERICA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	4.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | HYUNDAI CAPITAL AMERICA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 200,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IHEARTCOMMUNICATIONS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 737,520
Rate of Interest	7.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IHEARTCOMMUNICATIONS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 524,072
Rate of Interest	9.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IHO VERWALTUNGS GMBH 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,025,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IHO VERWALTUNGS GMBH 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,233,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ILIAD HOLDING SAS 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,233,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ILIAD HOLDING SAS 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,197,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ILIAD HOLDING SAS 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 691,000
Rate of Interest	8.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IMPERIAL BRANDS FINANCE PLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 275,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INEOS FINANCE PLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,884,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INEOS QUATTRO FINANCE 2 PLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,216,000
Rate of Interest	9.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INEOS US FINANCE LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 997,481
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ING GROEP NV 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	1.73%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ING GROEP NV 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	5.34%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ING GROEP NV 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ING US FUNDING LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,693,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INGEVITY CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,699,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INNOPHOS HOLDINGS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,934,300
Rate of Interest	11.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INTEGRIS BAPTIST MEDICAL CENTER INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INTERCONTINENTAL EXCHANGE INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 150,000
Rate of Interest	4.35%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INTERCONTINENTAL EXCHANGE INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,200,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | INVERSION ESCROW ISSUER LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,913,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ION PLATFORM FINANCE US INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,869,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ION PLATFORM FINANCE US INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,664,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ION PLATFORM FINANCE US INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,321,000
Rate of Interest	8.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ION PLATFORM FINANCE US INC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,821,000
Rate of Interest	7.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ION PLATFORM FINANCE US INC 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,235,000
Rate of Interest	9.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IPALCO ENTERPRISES INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	4.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IQVIA INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 822,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IQVIA INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 771,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IQVIA INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,228,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IRON MOUNTAIN INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 868,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IRON MOUNTAIN INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 554,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IRON MOUNTAIN INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 467,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IRON MOUNTAIN INC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 672,000
Rate of Interest	4.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IRON MOUNTAIN INC 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,401,000
Rate of Interest	5.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | IRON MOUNTAIN INC 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 785,000
Rate of Interest	5.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ITOCHU TREASURY CENTER AMERICAS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ITT HOLDINGS LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,073,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JAMES HARDIE INTERNATIONAL FINANCE DAC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,978,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JH NORTH AMERICA HOLDINGS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 457,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JH NORTH AMERICA HOLDINGS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 771,000
Rate of Interest	6.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JOHN DEERE FINANCIAL INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,565,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JOHN DEERE OWNER TRUST 2022-B
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 364,385
Rate of Interest	3.74%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JOHN DEERE OWNER TRUST 2024-B
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 919,612
Rate of Interest	5.42%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JOHN DEERE OWNER TRUST 2025-B
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,729,247
Rate of Interest	4.47%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JOHNSON & JOHNSON
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,900,000
Rate of Interest	2.45%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JYSKE REALKREDIT A/S 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 14,962
Rate of Interest	0.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | JYSKE REALKREDIT A/S 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 13,605,642
Rate of Interest	1.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KAISER ALUMINUM CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,987,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KAISER ALUMINUM CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,760,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KBC GROUP NV
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.80%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KENTUCKY UTILITIES CO
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	5.45%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KKR CLO 14 LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 130,146
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KOCH COS LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	13,750,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KODIAK GAS SERVICES LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,244,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KODIAK GAS SERVICES LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,462,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KODIAK GAS SERVICES LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,436,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KOREA DEVELOPMENT BANK/NEW YORK NY
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 13,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KREDITANSTALT FUER WIEDERAUFBAU 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,900,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KREDITANSTALT FUER WIEDERAUFBAU 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	10,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KREDITANSTALT FUER WIEDERAUFBAU 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KUBOTA CREDIT OWNER TRUST 2022-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 401,865
Rate of Interest	4.09%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KUBOTA CREDIT OWNER TRUST 2023-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,821,786
Rate of Interest	5.02%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KUBOTA CREDIT OWNER TRUST 2024-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 323,911
Rate of Interest	5.39%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KUBOTA CREDIT OWNER TRUST 2024-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 144,717
Rate of Interest	5.45%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | KUBOTA CREDIT OWNER TRUST 2025-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,852,154
Rate of Interest	4.48%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LADDER CAPITAL FINANCE HOLDINGS LLLP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,491,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LADDER CAPITAL FINANCE HOLDINGS LLLP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,765,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LAMB WESTON HOLDINGS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,291,000
Rate of Interest	4.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LANDESBANK BADEN-WUERTTEMBERG/NEW YORK NY
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,600,000
Rate of Interest	4.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LAS VEGAS SANDS CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	6.20%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LBM ACQUISITION LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,250,000
Rate of Interest	9.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LBM ACQUISITION LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,055,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LCM INVESTMENTS HOLDINGS II LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LCM INVESTMENTS HOLDINGS II LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,944,000
Rate of Interest	8.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LEEWARD RENEWABLE ENERGY OPERATIONS LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 526,000
Rate of Interest	4.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LEHMAN BROTHERS HOLDINGS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 210,000
Rate of Interest	5.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LEHMAN BROTHERS HOLDINGS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 340,000
Rate of Interest	6.20%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LENNAR CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LEVEL 3 FINANCING INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,500,000
Rate of Interest	8.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIFEPOINT HEALTH INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 668,000
Rate of Interest	11.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIGHT & WONDER INTERNATIONAL INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,181,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIGHT & WONDER INTERNATIONAL INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 771,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIGHT & WONDER INTERNATIONAL INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,993,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LINDE INC/CT
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,250,000
Rate of Interest	3.20%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LITHIA MOTORS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,406,000
Rate of Interest	4.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIVE NATION ENTERTAINMENT INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 797,000
Rate of Interest	3.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIVE NATION ENTERTAINMENT INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 725,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LIVE NATION ENTERTAINMENT INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,449,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LLOYDS BANK PLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LLOYDS BANK PLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	2,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LLOYDS BANKING GROUP PLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 791,000
Rate of Interest	3.57%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LOANCORE 2021-CRE6 ISSUER LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 40,682
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LONG RIDGE ENERGY LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,058,000
Rate of Interest	8.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LSEG US FIN CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LVMH MOET HENNESSY LOUIS VUITTON INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,335,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LVMH MOET HENNESSY LOUIS VUITTON SE 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LVMH MOET HENNESSY LOUIS VUITTON SE 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | LXP INDUSTRIAL TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	2.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MACQUARIE BANK LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 290,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MACQUARIE BANK LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MACQUARIE BANK LTD 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,086,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MADISON IAQ LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,785,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MAINBEACH FUNDING LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MARRIOTT OWNERSHIP RESORTS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,452,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MASSMUTUAL GLOBAL FUNDING II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,258,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MATADOR RESOURCES CO 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,241,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MATADOR RESOURCES CO 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,695,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MATCH GROUP HOLDINGS II LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 950,000
Rate of Interest	3.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MATCH GROUP HOLDINGS II LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,780,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MCAFEE CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,621,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MCGRAW-HILL EDUCATION INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,380,000
Rate of Interest	8.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MCGRAW-HILL EDUCATION INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,633,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MEDLINE BORROWER LP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,831,000
Rate of Interest	5.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MEDLINE BORROWER LP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,021,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ AUTO LEASE TRUST 2024-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,735,924
Rate of Interest	5.44%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ AUTO LEASE TRUST 2024-B
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 278,497
Rate of Interest	4.57%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ AUTO RECEIVABLES TRUST 2022-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,308,348
Rate of Interest	5.21%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ AUTO RECEIVABLES TRUST 2023-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 716,163
Rate of Interest	4.51%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ FINANCE NORTH AMERICA LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.80%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ FINANCE NORTH AMERICA LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.80%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCEDES-BENZ FINANCE NORTH AMERICA LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,000,000
Rate of Interest	4.80%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCK & CO INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	0.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MERCURY GENERAL CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.40%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | METLIFE SHORT TERM FUNDING LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 13,466,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | METROPOLITAN LIFE GLOBAL FUNDING I 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 381,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | METROPOLITAN LIFE GLOBAL FUNDING I 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,016,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MITSUBISHI CORP AMERICAS
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MITSUBISHI UFJ TRUST & BANKING CORP/NY
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,340,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MITSUBISHI UFJ TRUST & BANKING CORP/SINGAPORE
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	6,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MIZUHO BANK LTD/NEW YORK NY 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MIZUHO BANK LTD/NEW YORK NY 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,059,000
Rate of Interest	4.60%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MIZUHO BANK LTD/SINGAPORE
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,400,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MONT BLANC CAPITAL CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	8,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	5.12%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	2.24%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	5.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,200,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	5.66%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY ABS CAPITAL I INC TRUST 2004-WMC2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 138,297
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY BANK NA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY BANK NA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MORGAN STANLEY PRIVATE BANK NA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,400,000
Rate of Interest	4.73%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MOUNTAIN VIEW CLO XIV LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,100,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MUFG BANK LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	6,300,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MUFG BANK LTD/NEW YORK NY 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	5,355,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MUFG BANK LTD/NEW YORK NY 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	2,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | MUTUAL OF OMAHA COS GLOBAL FUNDING
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.35%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NABORS INDUSTRIES INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 985,000
Rate of Interest	7.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NABORS INDUSTRIES INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,081,000
Rate of Interest	9.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NABORS INDUSTRIES INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,885,000
Rate of Interest	8.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONAL AUSTRALIA BANK LTD/NEW YORK 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,929,000
Rate of Interest	4.97%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONAL AUSTRALIA BANK LTD/NEW YORK 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 335,000
Rate of Interest	3.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONAL BANK OF CANADA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONAL BK CDA MONTREAL 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	4,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONAL BK CDA MONTREAL 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	2,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONAL SECURITIES CLEARING CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONWIDE BUILDING SOCIETY 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATIONWIDE BUILDING SOCIETY 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	5.26%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NATWEST MARKETS PLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,700,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NAVIENT CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,917,000
Rate of Interest	11.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NAVIENT PRIVATE EDUCATION LOAN TRUST 2020-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 358,073
Rate of Interest	2.46%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCL CORP LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,666,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCL CORP LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,095,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCL CORP LTD 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,628,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCL FINANCE LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 537,000
Rate of Interest	6.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCR ATLEOS CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,057,000
Rate of Interest	9.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCR VOYIX CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	5.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NCR VOYIX CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,265,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NELNET STUDENT LOAN TRUST 2023-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 324,707
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NELNET STUDENT LOAN TRUST 2025-C 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 477,827
Rate of Interest	4.67%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NELNET STUDENT LOAN TRUST 2025-C 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 382,261
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEPTUNE BIDCO US INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,292,000
Rate of Interest	9.29%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEPTUNE BIDCO US INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,142,000
Rate of Interest	10.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NESTLE HOLDINGS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,250,000
Rate of Interest	5.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEUBERGER BERMAN LOAN ADVISERS CLO 45 LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,200,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEW YORK LIFE GLOBAL FUNDING 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	13,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEW YORK LIFE GLOBAL FUNDING 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	0.85%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEW YORK LIFE GLOBAL FUNDING 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEW YORK LIFE GLOBAL FUNDING 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	700,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEW YORK LIFE GLOBAL FUNDING 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,300,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEW YORK STATE ELECTRIC & GAS CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,100,000
Rate of Interest	5.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEWARK BSL CLO 2 LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 109,263
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEWELL BRANDS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,189,000
Rate of Interest	8.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEWELL BRANDS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,144,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEWELL BRANDS INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEWMARK GROUP INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NEXTERA ENERGY CAPITAL HOLDINGS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.69%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NIEUW AMSTERDAM RECEIVABLES CORP BV
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN AUTO LEASE TRUST 2024-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 14,784,473
Rate of Interest	4.91%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN AUTO RECEIVABLES 2022-B OWNER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,001,959
Rate of Interest	4.46%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN AUTO RECEIVABLES 2023-A OWNER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,397,221
Rate of Interest	4.91%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN MOTOR ACCEPTANCE CO LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	1.85%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN MOTOR ACCEPTANCE CO LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,051,000
Rate of Interest	6.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN MOTOR ACCEPTANCE CO LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NISSAN MOTOR CO LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,431,000
Rate of Interest	8.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOMURA HOLDINGS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	5.84%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOMURA HOLDINGS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.71%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOMURA HOLDINGS INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	2.17%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NORDEA KREDIT REALKREDITAKTIESELSKAB
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	1.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NORFINA LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVA CHEMICALS CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,625,000
Rate of Interest	9.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVA CHEMICALS CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 853,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVA CHEMICALS CORP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,562,000
Rate of Interest	8.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVARTIS FINANCE CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 14,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVELIS CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,525,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVELIS CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,783,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVELIS CORP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 702,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NOVELIS CORP 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,530,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 650,000
Rate of Interest	3.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,633,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,839,000
Rate of Interest	3.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 443,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 480,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 987,000
Rate of Interest	5.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,633,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,354,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NRG ENERGY INC 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 757,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NTT FINANCE CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	4.62%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NUSTAR LOGISTICS LP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,636,000
Rate of Interest	5.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NVR INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	3.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NXP BV
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | NYKREDIT REALKREDIT A/S
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 933,290
Rate of Interest	1.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OCCIDENTAL PETROLEUM CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OESTERREICHISCHE KONTROLLBANK AG 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 11,400,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OESTERREICHISCHE KONTROLLBANK AG 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	10,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OLYMPUS WATER US HOLDING CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,962,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OLYMPUS WATER US HOLDING CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,137,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OLYMPUS WATER US HOLDING CORP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 879,000
Rate of Interest	4.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OLYMPUS WATER US HOLDING CORP 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,936,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,686,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,664,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,082,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 184,000
Rate of Interest	5.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,707,000
Rate of Interest	7.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 128,000
Rate of Interest	7.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,015,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,458,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCE CORP 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,687,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEMAIN FINANCIAL ISSUANCE TRUST 2021-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,300,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEOK INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	3.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONEOK INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	4.40%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONTARIO TEACHERS' FINANCE TRUST 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,800,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ONTARIO TEACHERS' FINANCE TRUST 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OPAL BIDCO SAS
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,769,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OPEN TEXT CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	6.90%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OPTION ONE MORTGAGE LOAN TRUST 2004-3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 208,764
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ORACLE CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	2.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ORGANON & CO
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,142,000
Rate of Interest	5.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OSAIC HOLDINGS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,595,000
Rate of Interest	8.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OSAIC HOLDINGS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,874,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OUTFRONT MEDIA CAPITAL LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 444,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OUTFRONT MEDIA CAPITAL LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,050,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OVERSEA-CHINESE BANKING CORP LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OVERSEA-CHINESE BANKING CORP LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | OVERSEA-CHINESE BANKING CORP LTD/NEW YORK
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,000,000
Rate of Interest	4.08%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC GAS AND ELECTRIC CO 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	4.55%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC GAS AND ELECTRIC CO 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	6.95%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC GAS AND ELECTRIC CO 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	2.95%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC GAS AND ELECTRIC CO 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC GAS AND ELECTRIC CO 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.70%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC LIFE GLOBAL FUNDING II 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,160,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PACIFIC LIFE GLOBAL FUNDING II 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,291,000
Rate of Interest	1.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PANTHER ESCROW ISSUER LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,060,000
Rate of Interest	7.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PARALLEL 2021-1 LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,100,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PARAMOUNT GLOBAL
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	2.90%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PARK INTERMEDIATE HOLDINGS LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,116,000
Rate of Interest	4.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PARK INTERMEDIATE HOLDINGS LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,977,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PENN ENTERTAINMENT INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,100,000
Rate of Interest	4.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PERMIAN RESOURCES OPERATING LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,831,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PERMIAN RESOURCES OPERATING LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,448,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PERMIAN RESOURCES OPERATING LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,086,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PG&E CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 959,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PG&E CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,050,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PHILIP MORRIS INTERNATIONAL INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	5.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PIEDMONT HEALTHCARE INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	2.04%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PILGRIM'S PRIDE CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,286,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PIONEER NATURAL RESOURCES CO
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,005,000
Rate of Interest	1.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PORSCHE FINANCIAL AUTO SECURITIZATION TRUST 2023-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,568,132
Rate of Interest	4.81%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PORSCHE FINANCIAL AUTO SECURITIZATION TRUST 2024-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,027,336
Rate of Interest	4.45%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PORSCHE FINANCIAL AUTO SECURITIZATION TRUST 2025-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 292,299
Rate of Interest	4.11%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PORSCHE INNOVATIVE LEASE OWNER TRUST 2024-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 262,459
Rate of Interest	4.84%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PORSCHE INNOVATIVE LEASE OWNER TRUST 2025-1 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,362,563
Rate of Interest	4.60%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PORSCHE INNOVATIVE LEASE OWNER TRUST 2025-1 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,634,075
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | POST HOLDINGS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,417,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | POST HOLDINGS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,014,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | POST HOLDINGS INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,582,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | POST HOLDINGS INC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,050,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | POST HOLDINGS INC 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,489,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PRESTIGE BRANDS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	5.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PRIMO WATER HOLDINGS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,342,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PRIMO WATER HOLDINGS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,921,000
Rate of Interest	4.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PRINCIPAL LIFE GLOBAL FUNDING II
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROTECTIVE LIFE GLOBAL FUNDING 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,100,000
Rate of Interest	1.62%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROTECTIVE LIFE GLOBAL FUNDING 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.47%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVIDENCE ST JOSEPH HEALTH OBLIGATED GROUP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.40%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVIDENT FUNDING ASSOCIATES LP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,365,000
Rate of Interest	9.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVINCE OF ALBERTA CANADA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVINCE OF ALBERTA CANADA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVINCE OF ONTARIO CANADA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVINCE OF ONTARIO CANADA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVINCE OF ONTARIO CANADA 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,105,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PROVINCE OF ONTARIO CANADA 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	12,765,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PSP CAPITAL INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PSP CAPITAL INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	6,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PSP CAPITAL INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PUBLIC SERVICE CO OF NEW HAMPSHIRE
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.35%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | PUGET ENERGY INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	2.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | QNITY ELECTRONICS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 867,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | QUIKRETE HOLDINGS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,771,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | QUIKRETE HOLDINGS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,028,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | QXO BUILDING PRODUCTS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,030,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RAAC SERIES 2007-RP3 TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 190,680
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RAMP SERIES 2005-RS7 TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,047
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RB GLOBAL HOLDINGS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,530,000
Rate of Interest	7.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RENAISSANCE HOME EQUITY LOAN TRUST 2004-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 738,495
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RENESAS ELECTRONICS CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,000,000
Rate of Interest	2.17%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RHP HOTEL PROPERTIES LP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 453,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RHP HOTEL PROPERTIES LP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,718,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RIVERS ENTERPRISE BORROWER LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,852,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RIVERS ENTERPRISE LENDER LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,456,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROBLOX CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,026,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROCHE HOLDINGS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 250,000
Rate of Interest	0.99%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROCKEFELLER FOUNDATION/THE
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 100,000
Rate of Interest	2.49%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROCKET MORTGAGE LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,049,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROCKET MORTGAGE LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 641,000
Rate of Interest	3.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROCKET MORTGAGE LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,274,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROCKIES EXPRESS PIPELINE LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 756,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROLLS-ROYCE PLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROYAL BANK OF CANADA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 192,000
Rate of Interest	4.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROYAL BANK OF CANADA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,731,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROYAL BANK OF CANADA 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROYAL BANK OF CANADA 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,070,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROYAL BANK OF CANADA 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	2,294,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ROYAL BANK OF CANADA 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	4.85%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | RYAN SPECIALTY LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 950,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SABINE PASS LIQUEFACTION LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	4.20%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2023-4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 54,819
Rate of Interest	5.73%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2023-5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 346,504
Rate of Interest	6.02%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2023-6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,282,218
Rate of Interest	5.93%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 398,837
Rate of Interest	5.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 599,526
Rate of Interest	5.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 190,117
Rate of Interest	5.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,101,868
Rate of Interest	4.85%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2024-5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,210,386
Rate of Interest	4.62%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2025-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,308,259
Rate of Interest	4.76%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER DRIVE AUTO RECEIVABLES TRUST 2025-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,150,274
Rate of Interest	4.71%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTANDER HOLDINGS USA INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 540,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SANTOS FINANCE LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	3.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBA TOWER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,600,000
Rate of Interest	2.33%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBNA AUTO LEASE TRUST 2023-A 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,029,219
Rate of Interest	6.51%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBNA AUTO LEASE TRUST 2023-A 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,394,491
Rate of Interest	6.51%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBNA AUTO LEASE TRUST 2024-A 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,680,000
Rate of Interest	5.24%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBNA AUTO LEASE TRUST 2024-A 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,313,853
Rate of Interest	5.39%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBNA AUTO LEASE TRUST 2024-A 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,037,610
Rate of Interest	5.39%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SBNA AUTO LEASE TRUST 2025-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,772,013
Rate of Interest	4.68%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SCE RECOVERY FUNDING LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 439,686
Rate of Interest	4.70%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SCIENCE APPLICATIONS INTERNATIONAL CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,000,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SCIENTIFIC GAMES HOLDINGS LP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,786,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SCOTTS MIRACLE-GRO CO/THE
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,756,000
Rate of Interest	4.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SEAGATE DATA STORAGE TECHNOLOGY PTE LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,063,000
Rate of Interest	8.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SEAGATE DATA STORAGE TECHNOLOGY PTE LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 957,000
Rate of Interest	8.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SEAGATE DATA STORAGE TECHNOLOGY PTE LTD 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 255,200
Rate of Interest	9.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SELECT MEDICAL CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,852,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SENSATA TECHNOLOGIES BV
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,840,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SERVICE CORP INTERNATIONAL/US
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 540,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SERVICE PROPERTIES TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 655,000
Rate of Interest	8.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SFS AUTO RECEIVABLES SECURITIZATION TRUST 2024-3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,620,172
Rate of Interest	4.71%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SFS AUTO RECEIVABLES SECURITIZATION TRUST 2025-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,933,740
Rate of Interest	4.65%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SHEFFIELD RECEIVABLES CO LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SHIFT4 PAYMENTS LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,834,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIEMENS CAPITAL CO LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIMMONS FOODS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,070,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIRIUS XM RADIO LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 494,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIRIUS XM RADIO LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,395,000
Rate of Interest	3.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIRIUS XM RADIO LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,775,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIX FLAGS ENTERTAINMENT CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 635,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIX FLAGS ENTERTAINMENT CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,098,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SIX FLAGS ENTERTAINMENT CORP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,327,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SM ENERGY CO 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,013,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SM ENERGY CO 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,045,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SM ENERGY CO 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 804,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SMB PRIVATE EDUCATION LOAN TRUST 2024-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 706,300
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SNAM SPA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SNAP INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,994,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SNAP INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,143,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SOUTHERN CALIFORNIA EDISON CO 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	2.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SOUTHERN CALIFORNIA EDISON CO 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	1.20%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SOUTHERN CO/THE 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	1.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SOUTHERN CO/THE 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	3.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SOUTHERN NATURAL GAS CO LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 77,000
Rate of Interest	8.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SPIRE INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.30%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SPIRIT AEROSYSTEMS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	3.85%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ST ENGINEERING NORTH AMERICA INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD BUILDING SOLUTIONS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 852,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD BUILDING SOLUTIONS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,745,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD CHARTERED BANK
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 614,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD CHARTERED BANK/NEW YORK
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,950,000
Rate of Interest	4.52%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD CHARTERED PLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.01%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD CHARTERED PLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	2.68%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD CHARTERED PLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	3.27%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STANDARD INDUSTRIES INC/NY
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 516,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STAR PARENT INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,008,000
Rate of Interest	9.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STELLANTIS FINANCIAL UNDERWRITTEN ENHANCED LEASE TRUST 2025-C
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 18,500,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | STIFEL FINANCIAL CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI BANKING CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,400,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI BANKING CORP/NEW YORK
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 655,000
Rate of Interest	4.40%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI FINANCIAL GROUP INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	1.90%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI TRUST BANK LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI TRUST BANK LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI TRUST BANK LTD/SINGAPORE 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,500,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUMITOMO MITSUI TRUST BANK LTD/SINGAPORE 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	900,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUNOCO LP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,149,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUNOCO LP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 482,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUNOCO LP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,577,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUNOCO LP 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,672,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUNOCO LP 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 419,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUNOCO LP 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,696,000
Rate of Interest	7.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SURGERY CENTER HOLDINGS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,859,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SUTTER HEALTH
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	3.70%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SVENSK EXPORTKREDIT AB
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SWEDBANK AB
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	604,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SYNAPTICS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 974,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | SYNERGY INFRASTRUCTURE HOLDINGS LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,819,000
Rate of Interest	7.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | T-MOBILE US TRUST 2024-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.05%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | T-MOBILE USA INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 638,000
Rate of Interest	4.85%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TAKEDA PHARMACEUTICAL CO LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 650,000
Rate of Interest	3.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TALEN ENERGY SUPPLY LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,935,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TALEN ENERGY SUPPLY LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,935,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TAYLOR MORRISON COMMUNITIES INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,070,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TAYLOR MORRISON COMMUNITIES INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 864,000
Rate of Interest	5.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TELEFLEX INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 929,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TELEFONICA EUROPE BV
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	8.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENET HEALTHCARE CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,008,000
Rate of Interest	4.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENET HEALTHCARE CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,288,000
Rate of Interest	6.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENET HEALTHCARE CORP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,231,000
Rate of Interest	5.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENET HEALTHCARE CORP 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,150,000
Rate of Interest	6.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENET HEALTHCARE CORP 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,770,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENET HEALTHCARE CORP 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,760,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TENNESSEE GAS PIPELINE CO LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 28,000
Rate of Interest	8.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TERRAFORM POWER OPERATING LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,868,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TERRAFORM POWER OPERATING LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,548,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TERWIN MORTGAGE TRUST 2006-10SL
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 543,073
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | THOMSON REUTERS CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	3.35%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TK ELEVATOR US NEWCO INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,447,000
Rate of Interest	5.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TORONTO-DOMINION BANK/THE
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	4.70%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOTALENERGIES CAPITAL SA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO LOAN EXTENDED NOTE TRUST 2021-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,880,000
Rate of Interest	1.07%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2022-A OWNER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,212,191
Rate of Interest	1.54%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2022-B OWNER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,550,861
Rate of Interest	3.11%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2023-A OWNER TRUST 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,258,874
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2023-A OWNER TRUST 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,274,853
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2024-B OWNER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,835,859
Rate of Interest	5.33%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2024-C OWNER TRUST 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,165,595
Rate of Interest	5.16%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2024-C OWNER TRUST 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 379,669
Rate of Interest	5.16%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2024-C OWNER TRUST 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,833,191
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2024-D OWNER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 455,090
Rate of Interest	4.55%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2025-A OWNER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,929,866
Rate of Interest	4.48%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2025-B OWNER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,391,632
Rate of Interest	4.46%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA AUTO RECEIVABLES 2025-C OWNER TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,673,527
Rate of Interest	4.44%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA LEASE OWNER TRUST 2023-B 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 210,796
Rate of Interest	5.66%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA LEASE OWNER TRUST 2023-B 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 63,093
Rate of Interest	5.66%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA LEASE OWNER TRUST 2024-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 386,355
Rate of Interest	5.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA LEASE OWNER TRUST 2024-B
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	4.21%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA LEASE OWNER TRUST 2025-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,578,431
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA LEASE OWNER TRUST 2025-B
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,529,106
Rate of Interest	4.10%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA MOTOR CREDIT CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 595,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA MOTOR CREDIT CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	407,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TOYOTA MOTOR CREDIT CORP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,363,000
Rate of Interest	4.80%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 875,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,632,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,960,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,662,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 955,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,660,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSDIGM INC 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,407,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSMONTAIGNE PARTNERS LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,248,000
Rate of Interest	8.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSOCEAN AQUILA LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,358,662
Rate of Interest	8.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSOCEAN INTERNATIONAL LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 603,000
Rate of Interest	8.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSOCEAN INTERNATIONAL LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	8.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRANSOCEAN TITAN FINANCING LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,102,571
Rate of Interest	8.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRINITAS CLO XX LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,100,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRONOX INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,932,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | TRONOX INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 876,000
Rate of Interest	9.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UBS GROUP AG 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 900,000
Rate of Interest	1.36%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UBS GROUP AG 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	4.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UBS GROUP AG 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,445,000
Rate of Interest	4.70%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UKG INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,721,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED OVERSEAS BANK LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,930,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED OVERSEAS BANK LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	4,950,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED RENTALS NORTH AMERICA INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 499,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED RENTALS NORTH AMERICA INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,485,000
Rate of Interest	5.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED RENTALS NORTH AMERICA INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 530,000
Rate of Interest	6.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED WHOLESALE MORTGAGE LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,341,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNITED WHOLESALE MORTGAGE LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 359,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNIVISION COMMUNICATIONS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 427,000
Rate of Interest	8.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNIVISION COMMUNICATIONS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,896,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UNIVISION COMMUNICATIONS INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 784,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | US FOODS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,251,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | US FOODS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,315,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | US FOODS INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 915,000
Rate of Interest	5.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | US FOODS INC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,131,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | US FOODS INC 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 850,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | USA COMPRESSION PARTNERS LP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,162,000
Rate of Interest	7.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UWM HOLDINGS LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,988,000
Rate of Interest	6.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | UWM HOLDINGS LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,337,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VAIL RESORTS INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,246,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE 33 CLO LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 232,501
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE 44 CLO LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,100,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL CALCASIEU PASS LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,629,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL CALCASIEU PASS LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,971,000
Rate of Interest	4.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL LNG INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,112,000
Rate of Interest	9.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL LNG INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,894,000
Rate of Interest	9.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL LNG INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,232,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL LNG INC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,947,000
Rate of Interest	8.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL PLAQUEMINES LNG LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,582,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL PLAQUEMINES LNG LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 716,000
Rate of Interest	6.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL PLAQUEMINES LNG LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,119,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL PLAQUEMINES LNG LLC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,427,000
Rate of Interest	6.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL PLAQUEMINES LNG LLC 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 948,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VENTURE GLOBAL PLAQUEMINES LNG LLC 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,119,000
Rate of Interest	7.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VERIZON MASTER TRUST 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 14,000,000
Rate of Interest	4.49%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VERIZON MASTER TRUST 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.16%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VICI PROPERTIES LP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 64,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VIKING CRUISES LTD 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 865,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VIKING CRUISES LTD 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,415,000
Rate of Interest	5.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VIKING CRUISES LTD 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 783,000
Rate of Interest	9.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VIRGIN MEDIA FINANCE PLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,488,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VIRGINIA ELECTRIC AND POWER CO
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.05%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VIRGINIA POWER FUEL SECURITIZATION LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VISTRA OPERATIONS CO LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,669,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VISTRA OPERATIONS CO LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,471,000
Rate of Interest	5.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VISTRA OPERATIONS CO LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,857,000
Rate of Interest	7.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VMED O2 UK FINANCING I PLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,682,000
Rate of Interest	4.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VMED O2 UK FINANCING I PLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,275,000
Rate of Interest	4.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN AUTO LEASE TRUST 2024-A 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,489,632
Rate of Interest	5.40%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN AUTO LEASE TRUST 2024-A 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,291,000
Rate of Interest	5.21%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN AUTO LEASE TRUST 2025-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 729,322
Rate of Interest	4.47%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2025-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 594,371
Rate of Interest	4.51%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2025-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 14,448,108
Rate of Interest	4.03%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN GROUP OF AMERICA FINANCE LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	3.20%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLKSWAGEN GROUP OF AMERICA FINANCE LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,000,000
Rate of Interest	5.05%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLTAGRID LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,784,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOLVO FINANCIAL EQUIPMENT LLC SERIES 2025-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,542,796
Rate of Interest	4.07%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOYA CLO 2017-3 LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,100,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOYA CLO 2019-2 LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	553,367
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VOYAGER PARENT LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,786,000
Rate of Interest	9.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | VZ SECURED FINANCING BV
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,311,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WARNERMEDIA HOLDINGS INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,455,000
Rate of Interest	4.28%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WARNERMEDIA HOLDINGS INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,359,000
Rate of Interest	5.05%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WARNERMEDIA HOLDINGS INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 615,000
Rate of Interest	5.14%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WASTE PRO USA INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,535,000
Rate of Interest	7.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WATCO COS LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,891,000
Rate of Interest	7.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WELLS FARGO & CO 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.90%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WELLS FARGO & CO 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	3.20%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WELLS FARGO & CO 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.57%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WELLS FARGO BANK NA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 325,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WELLS FARGO BANK NA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	5.45%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESCO DISTRIBUTION INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 963,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESCO DISTRIBUTION INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,524,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESCO DISTRIBUTION INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,437,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESCO DISTRIBUTION INC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,646,000
Rate of Interest	6.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTERN MIDSTREAM OPERATING LP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 100,000
Rate of Interest	6.35%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	3.45%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2023-4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,368,352
Rate of Interest	6.24%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2023-P1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 223,863
Rate of Interest	5.89%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2024-3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 591,928
Rate of Interest	4.82%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2025-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,004,365
Rate of Interest	4.66%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2025-3 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,397,394
Rate of Interest	4.28%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTLAKE AUTOMOBILE RECEIVABLES TRUST 2025-3 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,800,000
Rate of Interest	4.31%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTPAC BANKING CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,000,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WESTPAC BANKING CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,525,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WEX INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,408,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WHITE CAP SUPPLY HOLDINGS LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,819,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WILLIAMS SCOTSMAN INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 919,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WILLIAMS SCOTSMAN INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 543,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WILLIAMS SCOTSMAN INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 845,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WIND RIVER 2016-1K CLO LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,094,096
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WIND RIVER 2021-2 CLO LTD
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	400,000
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WINDSTREAM SERVICES LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,794,000
Rate of Interest	8.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WINDSTREAM SERVICES LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,246,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WOLVERINE WORLD WIDE INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,615,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO LEASE SECURITIZATION TRUST 2024-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 15,658,000
Rate of Interest	5.26%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO LEASE SECURITIZATION TRUST 2025-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,066,453
Rate of Interest	4.35%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2022-B
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 181,942
Rate of Interest	3.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2022-C 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,155,027
Rate of Interest	3.66%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2022-C 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 691,072
Rate of Interest	3.66%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2022-D 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,191,775
Rate of Interest	5.61%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2022-D 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 483,446
Rate of Interest	5.61%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2023-A 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,018,425
Rate of Interest	4.83%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2023-A 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 610,408
Rate of Interest	4.83%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2023-C
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,749,947
Rate of Interest	5.15%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2025-C
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,773,752
Rate of Interest	4.36%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI AUTO RECEIVABLES TRUST 2025-D
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,880,105
Rate of Interest	4.04%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WORLD OMNI SELECT AUTO TRUST 2025-A
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,147,494
Rate of Interest	4.22%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WR GRACE HOLDINGS LLC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 805,000
Rate of Interest	4.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WR GRACE HOLDINGS LLC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,863,000
Rate of Interest	6.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WR GRACE HOLDINGS LLC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,267,000
Rate of Interest	5.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WR GRACE HOLDINGS LLC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,013,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | WULF COMPUTE LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,187,000
Rate of Interest	7.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | XCEL ENERGY INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	3.35%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | XPLR INFRASTRUCTURE OPERATING PARTNERS LP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,685,000
Rate of Interest	8.63%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | XPLR INFRASTRUCTURE OPERATING PARTNERS LP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,494,000
Rate of Interest	8.38%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | XPLR INFRASTRUCTURE OPERATING PARTNERS LP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,406,000
Rate of Interest	7.75%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | XPLR INFRASTRUCTURE OPERATING PARTNERS LP 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,377,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | XPLR INFRASTRUCTURE OPERATING PARTNERS LP 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,116,000
Rate of Interest	7.25%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ZF NORTH AMERICA CAPITAL INC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,270,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ZF NORTH AMERICA CAPITAL INC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 410,000
Rate of Interest	7.13%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ZF NORTH AMERICA CAPITAL INC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,496,000
Rate of Interest	7.50%
Investment, Identifier [Axis]: CORPORATE DEBT AND ASSET-BACKED SECURITIES | ZOOMINFO TECHNOLOGIES LLC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,250,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (1)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(1)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 11
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(2)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 12
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(290)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 13
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(1)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 14
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(3)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 15
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(3)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 16
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(1)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 17
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(2)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 18
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(1)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 19
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(1)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(1,129)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 20
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(1)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(1)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(2)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(2)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(1)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(1)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(3)
Investment, Identifier [Axis]: DERIVATIVES | 10 YEAR US TREASURY NOTES 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(947)
Investment, Identifier [Axis]: DERIVATIVES | AUST 10Y BOND FUT BOND 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	62,297
Investment, Identifier [Axis]: DERIVATIVES | AUST 10Y BOND FUT BOND 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(17,110)
Investment, Identifier [Axis]: DERIVATIVES | BOND OPTION 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | BOND OPTION 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | BOND OPTION 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | BOND OPTION 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | BOND OPTION 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | BOND OPTION 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | BOND OPTION 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | BOND OPTION 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT DEFAULT SWAP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT DEFAULT SWAP INDEX OPTION 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT DEFAULT SWAP INDEX OPTION 10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT DEFAULT SWAP INDEX OPTION 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT DEFAULT SWAP INDEX OPTION 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT DEFAULT SWAP INDEX OPTION 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT DEFAULT SWAP INDEX OPTION 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT DEFAULT SWAP INDEX OPTION 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT DEFAULT SWAP INDEX OPTION 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT DEFAULT SWAP INDEX OPTION 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT DEFAULT SWAP INDEX OPTION 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 11
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 12
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 13
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 14
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 15
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 16
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 17
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 18
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 19
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 20
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 21
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 22
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 23
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 24
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 25
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 26
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 27
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | CREDIT INDEX SWAP 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | E-MINI RUSS 2000 EQUITY INDEX 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	873,858
Investment, Identifier [Axis]: DERIVATIVES | E-MINI RUSS 2000 EQUITY INDEX 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(302,179)
Investment, Identifier [Axis]: DERIVATIVES | E-MINI RUSS 2000 EQUITY INDEX 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	2,761,135
Investment, Identifier [Axis]: DERIVATIVES | EURO-BOBL FUTURE BOND 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(17,862)
Investment, Identifier [Axis]: DERIVATIVES | EURO-BOBL FUTURE BOND 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	12,424
Investment, Identifier [Axis]: DERIVATIVES | EURO-BOBL FUTURE BOND 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(3,085)
Investment, Identifier [Axis]: DERIVATIVES | EURO-BTP FUTURE BOND 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	83,849
Investment, Identifier [Axis]: DERIVATIVES | EURO-BTP FUTURE BOND 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(17,150)
Investment, Identifier [Axis]: DERIVATIVES | EURO-BTP FUTURE BOND 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	106,221
Investment, Identifier [Axis]: DERIVATIVES | EURO-BUND FUTURE BOND 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(250,644)
Investment, Identifier [Axis]: DERIVATIVES | EURO-BUND FUTURE BOND 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(12,299)
Investment, Identifier [Axis]: DERIVATIVES | EURO-BUND FUTURE BOND 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	46,416
Investment, Identifier [Axis]: DERIVATIVES | EURO-BUXL 30Y BND BOND 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(52,082)
Investment, Identifier [Axis]: DERIVATIVES | EURO-BUXL 30Y BND BOND 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	159,118
Investment, Identifier [Axis]: DERIVATIVES | EURO-BUXL 30Y BND BOND 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(9,735)
Investment, Identifier [Axis]: DERIVATIVES | EURO-OAT FUTURE BOND 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(84,987)
Investment, Identifier [Axis]: DERIVATIVES | EURO-OAT FUTURE BOND 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	533,444
Investment, Identifier [Axis]: DERIVATIVES | EURO-OAT FUTURE BOND 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(386,994)
Investment, Identifier [Axis]: DERIVATIVES | EURO-SCHATZ FUT BOND 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	16,845
Investment, Identifier [Axis]: DERIVATIVES | EURO-SCHATZ FUT BOND 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ 19,554
Investment, Identifier [Axis]: DERIVATIVES | INTEREST RATE SWAP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative interest rate	2.11%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | INTEREST RATE SWAP 10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative interest rate	2.25%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | INTEREST RATE SWAP 11
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative interest rate	2.25%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | INTEREST RATE SWAP 12
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative interest rate	2.25%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | INTEREST RATE SWAP 13
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative interest rate	2.25%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | INTEREST RATE SWAP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative interest rate	2.12%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | INTEREST RATE SWAP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative interest rate	2.25%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | INTEREST RATE SWAP 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative interest rate	2.25%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | INTEREST RATE SWAP 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative interest rate	2.25%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | INTEREST RATE SWAP 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative interest rate	2.25%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | INTEREST RATE SWAP 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative interest rate	2.25%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | INTEREST RATE SWAP 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative interest rate	2.25%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | INTEREST RATE SWAP 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative interest rate	2.25%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | JPN 10Y BOND(OSE) BOND
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ 35,760
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.90%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.25%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 11
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	4.00%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 12
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.89%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 13
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.84%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 14
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.91%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 15
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.87%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 16
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.87%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 17
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.90%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 18
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.75%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 19
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.75%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.89%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 20
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.75%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 21
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.75%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 22
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.88%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 23
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.87%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 24
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.87%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 25
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.86%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 26
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.87%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 27
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.88%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 28
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.88%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 29
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.75%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.90%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 30
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.80%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 31
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.81%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 32
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.25%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 33
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.65%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 34
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.64%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 35
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.69%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 36
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.50%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 37
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.50%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 38
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.50%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 39
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.50%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.84%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 40
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.50%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 41
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.50%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 42
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.74%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 43
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.90%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 44
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.75%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 45
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.90%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 46
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.85%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 47
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.84%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 48
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.92%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 49
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.90%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.88%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 50
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.90%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 51
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	4.10%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 52
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.90%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 53
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.79%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 54
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.56%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 55
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.55%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 56
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.56%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 57
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.88%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 58
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.71%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 59
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.70%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	4.01%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 60
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.70%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 61
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.30%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 62
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.70%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 63
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.70%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 64
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	4.10%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 65
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.33%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 66
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.70%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 67
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.70%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 68
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.70%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 69
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	4.10%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	4.07%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 70
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.70%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 71
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.33%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 72
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.70%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 73
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.70%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 74
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.65%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 75
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.89%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 76
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.82%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 77
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.87%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 78
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.69%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 79
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	3.74%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	4.09%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | OVERNIGHT INDEX SWAP 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Derivative basis spread on variable rate	0.00%
Derivative interest rate	4.00%
Proceeds of disposition	$ 0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION - SOP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION - SOP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION - SOP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION - SOP 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION - SOP 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION - SOP 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION - SOP 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION - SOP 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 100
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 101
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 102
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 103
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 104
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 105
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 106
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 107
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 108
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 109
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 11
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 110
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 111
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 112
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 113
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 114
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 115
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 116
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 117
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 118
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(100)
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 119
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 12
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 120
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 121
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 122
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 123
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 124
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 125
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 126
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 127
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 128
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 129
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 13
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 130
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 131
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 132
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 133
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 134
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 135
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 136
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 137
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 138
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 139
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 14
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 140
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 141
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 142
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 143
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 144
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 145
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 146
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 147
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 148
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 149
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 15
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(86)
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 150
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 151
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 152
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 153
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 154
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 155
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 156
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 157
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 158
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 159
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 16
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 160
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 161
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 162
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 163
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 164
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 165
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 166
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 167
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 168
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 169
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 17
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(210)
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 170
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 171
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 172
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 173
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 174
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 175
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 176
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 177
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 178
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 179
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 18
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 180
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 181
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 182
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 183
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 184
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 185
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 186
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 187
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 188
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 189
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 19
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 190
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 191
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 192
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 193
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 194
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 195
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 196
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 197
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 198
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 199
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 20
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 200
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 201
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 202
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 203
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 204
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 205
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 206
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 207
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 208
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 209
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 21
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 210
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 211
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 212
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 213
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 214
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 215
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 216
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 217
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 218
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 219
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 22
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 220
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 221
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 222
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 223
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 224
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(199)
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 225
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 226
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 227
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 228
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 229
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 23
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 230
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 231
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 232
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 233
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 234
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 235
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 236
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 237
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 238
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 239
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 24
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 240
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 241
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 242
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 243
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(31)
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 244
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 25
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 26
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 27
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 28
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 29
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 30
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 31
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 32
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 33
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 34
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 35
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 36
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 37
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 38
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 39
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 40
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 41
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 42
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 43
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 44
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 45
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 46
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 47
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 48
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(136,344)
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 49
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(136,344)
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 50
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 51
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 52
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 53
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 54
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 55
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 56
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 57
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 58
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 59
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 60
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 61
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 62
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 63
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 64
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 65
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 66
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 67
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(536)
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 68
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 69
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 70
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 71
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 72
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 73
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 74
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 75
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 76
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 77
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 78
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 79
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 80
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 81
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 82
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 83
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 84
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 85
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 86
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 87
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 88
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 89
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 90
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 91
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 92
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 93
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 94
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 95
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 96
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 97
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 98
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | SWAPTION 99
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	0
Investment, Identifier [Axis]: DERIVATIVES | US 10YR NOTE (CBT) BOND 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(240,035)
Investment, Identifier [Axis]: DERIVATIVES | US 10YR NOTE (CBT) BOND 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	115,519
Investment, Identifier [Axis]: DERIVATIVES | US 10YR NOTE (CBT) BOND 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(68,233)
Investment, Identifier [Axis]: DERIVATIVES | US 10YR ULTRA FUT BOND 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(249,502)
Investment, Identifier [Axis]: DERIVATIVES | US 10YR ULTRA FUT BOND 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	188,472
Investment, Identifier [Axis]: DERIVATIVES | US 10YR ULTRA FUT BOND 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	242,394
Investment, Identifier [Axis]: DERIVATIVES | US 2YR NOTE (CBT) BOND 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(142,475)
Investment, Identifier [Axis]: DERIVATIVES | US 2YR NOTE (CBT) BOND 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(60,639)
Investment, Identifier [Axis]: DERIVATIVES | US 2YR NOTE (CBT) BOND 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(48,129)
Investment, Identifier [Axis]: DERIVATIVES | US 5YR NOTE (CBT) BOND 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	265,618
Investment, Identifier [Axis]: DERIVATIVES | US 5YR NOTE (CBT) BOND 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	442,813
Investment, Identifier [Axis]: DERIVATIVES | US 5YR NOTE (CBT) BOND 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	281,923
Investment, Identifier [Axis]: DERIVATIVES | US LONG BOND(CBT) BOND 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	143,269
Investment, Identifier [Axis]: DERIVATIVES | US LONG BOND(CBT) BOND 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(215,740)
Investment, Identifier [Axis]: DERIVATIVES | US LONG BOND(CBT) BOND 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(127,409)
Investment, Identifier [Axis]: DERIVATIVES | US ULTRA BOND CBT BOND 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	(216,332)
Investment, Identifier [Axis]: DERIVATIVES | US ULTRA BOND CBT BOND 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	27,229
Investment, Identifier [Axis]: DERIVATIVES | US ULTRA BOND CBT BOND 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	91,970
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | ALTERNATIVE LOAN TRUST 2006-OA17
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	220,367
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | BAMLL COMMERCIAL MORTGAGE SECURITIES TRUST 2021-JACX
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,100,000
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | BANC OF AMERICA FUNDING 2007-3 TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	54,128
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | BANC OF AMERICA FUNDING 2007-C TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	31,976
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | BANC OF AMERICA MORTGAGE 2005-A TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	18,580
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | BENCHMARK 2018-B4 MORTGAGE TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 93,071
Rate of Interest	3.98%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CHL MORTGAGE PASS-THROUGH TRUST 2004-HYB7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 16,481
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CIM TRUST 2019-INV1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	32,141
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CIM TRUST 2023-I2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	436,515
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CITIGROUP COMMERCIAL MORTGAGE TRUST 2016-C1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	3.21%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CITIGROUP MORTGAGE LOAN TRUST 2007-10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 41,179
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CITIGROUP MORTGAGE LOAN TRUST INC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	132,517
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | COMM 2016-COR1 MORTGAGE TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	3.09%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | COMM 2018-COR3 MORTGAGE TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,900,000
Rate of Interest	4.23%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CSMC 2020-FACT
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,400,000
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | CSWF 2021-SOP2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	58,635
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | EQUS 2021-EQAZ MORTGAGE TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	635,869
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 21,380,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 11
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 52,900,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,400,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,000,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,620,000
Rate of Interest	3.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 9,100,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 10,015,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 10,800,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 12,600,000
Rate of Interest	2.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FANNIE MAE OR FREDDIE MAC 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 19,250,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,421,370
Rate of Interest	2.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 708,012
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 11
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	108,017
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 12
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	114,511
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 13
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,874,719
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 14
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	392,505
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 15
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	578,798
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 16
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,762,187
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 17
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	10,501
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 18
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	243,893
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 19
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	2,501,406
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,848
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,002
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 198,931
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 30,331
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	439,325
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,590,976
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,545,532
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	675,503
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 673,213
Rate of Interest	3.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 77,096
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 11
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 135,123
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 12
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 21,652
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 13
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 53,745
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 14
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 18,441
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 15
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 81,065
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 16
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 41,171
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 17
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 549,365
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 18
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 692,619
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 19
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 442,998
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 53,193
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 20
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 26,873
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 21
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 250,980
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 22
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 39,573
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 23
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 55,156
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 24
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 851,324
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 25
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,262,622
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 26
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 73,819
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 27
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 23,134
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 28
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 257,832
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 29
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 127,522
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 693,638
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 30
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 241,232
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 31
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 80,178
Rate of Interest	4.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 32
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 992,266
Rate of Interest	4.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 33
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,323,092
Rate of Interest	5.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 34
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 80,711
Rate of Interest	4.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 35
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,291,770
Rate of Interest	5.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 36
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 327,759
Rate of Interest	5.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 37
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 431,907
Rate of Interest	5.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 38
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,891,649
Rate of Interest	5.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 39
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,823,724
Rate of Interest	6.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 62,522
Rate of Interest	2.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 40
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 404,458
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 41
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	71,562
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 472,445
Rate of Interest	2.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 78,877
Rate of Interest	3.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 123,827
Rate of Interest	3.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 318,895
Rate of Interest	3.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FEDERAL NATIONAL MORTGAGE ASSOCIATION 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 918,665
Rate of Interest	3.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC POOL 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 432,148
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC POOL 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,409,241
Rate of Interest	5.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC POOL 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 294,109
Rate of Interest	5.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC POOL 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 734,257
Rate of Interest	5.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC POOL 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 641,505
Rate of Interest	6.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC POOL 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 210,646
Rate of Interest	6.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | FREDDIE MAC WHOLE LOAN SECURITIES TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 501,560
Rate of Interest	3.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	2.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 672,280
Rate of Interest	3.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 11
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,541,724
Rate of Interest	3.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 12
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 73,399
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 13
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 393
Rate of Interest	7.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 14
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 659,768
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 15
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	350,721
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 16
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	387,578
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 17
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	575,729
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 18
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	585,438
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 19
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	982,515
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,015,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 20
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 289,373
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 21
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	664,167
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 22
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	31,962
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 23
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	203,527
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 24
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	370,482
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 25
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	124,086
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 26
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	12,355
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 27
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	101,532
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 28
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	260,954
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 29
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	598,029
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,600,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 30
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,705,211
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 31
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	240,657
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 32
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,790,942
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 33
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	4,012,174
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 34
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	214,196
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 35
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	4,271,902
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 36
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	401,511
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 37
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,409,046
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,400,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,600,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 97,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,958,347
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 703,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 13,329,780
Rate of Interest	3.50%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | HARBORVIEW MORTGAGE LOAN TRUST 2005-9 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 388,779
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | HARBORVIEW MORTGAGE LOAN TRUST 2005-9 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	509,921
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | HARBORVIEW MORTGAGE LOAN TRUST 2006-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	63,486
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MASTR ADJUSTABLE RATE MORTGAGES TRUST 2006-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	13,382
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MFA 2022-INV3 TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	241,937
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MFA 2023-INV2 TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	532,369
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MILL CITY MORTGAGE LOAN TRUST 2019-GS1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	45,461
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MILL CITY MORTGAGE LOAN TRUST 2019-GS2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	304,572
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MORGAN STANLEY CAPITAL I 2017-HR2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	3.59%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MORGAN STANLEY CAPITAL I TRUST 2019-L2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 200,000
Rate of Interest	4.07%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MORGAN STANLEY MORTGAGE LOAN TRUST 2004-6AR
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 9,884
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MORGAN STANLEY MORTGAGE LOAN TRUST 2005-3AR
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	96,149
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MORGAN STANLEY MORTGAGE LOAN TRUST 2006-8AR
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	22,039
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MORGAN STANLEY MORTGAGE LOAN TRUST 2007-11AR
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	180,690
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | MRCD 2019-MARK MORTGAGE TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,800,000
Rate of Interest	2.72%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | NEW ORLEANS HOTEL TRUST 2019-HNLA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,700,000
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | NEW RESIDENTIAL MORTGAGE LOAN TRUST 2021-NQM2R
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	57,146
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | NEW RESIDENTIAL MORTGAGE LOAN TRUST 2023-NQM1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	417,570
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | NYMT LOAN TRUST 2024-INV1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	842,709
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | OBX 2023-NQM4 TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	301,408
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | OBX 2023-NQM7 TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	378,124
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | OBX 2024-HYB2 TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	565,385
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | PRKCM 2022-AFC2 TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	443,866
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | PRKCM 2023-AFC3 TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	390,382
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | PRPM 2024-NQM1 TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	512,794
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | RALI SERIES 2005-QA13 TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	288,005
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | RALI SERIES 2006-QO6 TRUST
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	123,788
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | RBSGC MORTGAGE LOAN TRUST 2007-B
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	143,059
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | SEASONED LOANS STRUCTURED TRANSACTION TRUST SERIES 2019-3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 735,880
Rate of Interest	2.75%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN TRUST SERIES 2004-20
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 48,144
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | STRUCTURED ADJUSTABLE RATE MORTGAGE LOAN TRUST SERIES 2006-4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	119,099
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | THORNBURG MORTGAGE SECURITIES TRUST 2007-4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	11,831
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | TOWD POINT MORTGAGE TRUST 2017-6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	200,652
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | TOWD POINT MORTGAGE TRUST 2018-2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	315,039
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | TOWD POINT MORTGAGE TRUST 2019-1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	148,086
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | TOWD POINT MORTGAGE TRUST 2019-HY2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	215,762
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | TOWD POINT MORTGAGE TRUST 2019-HY3 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	135,265
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | TOWD POINT MORTGAGE TRUST 2019-HY3 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	216,424
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | VASA TRUST 2021-VASA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,400,000
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | WELLS FARGO COMMERCIAL MORTGAGE TRUST 2019-C49
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Rate of Interest	4.02%
Investment, Identifier [Axis]: MORTGAGE-BACKED SECURITIES | WELLS FARGO COMMERCIAL MORTGAGE TRUST 2020-C55
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	2.73%
Investment, Identifier [Axis]: OTHER | REPURCHASE AGREEMENT 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,850,060
Rate of Interest	3.84%
Investment, Identifier [Axis]: OTHER | REPURCHASE AGREEMENT 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 41,249,940
Rate of Interest	3.84%
Investment, Identifier [Axis]: OTHER | REPURCHASE AGREEMENT 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,400,000
Rate of Interest	3.93%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | FNMA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (2,272,375)
Par or Maturity Value	$ 2,800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA FNMA SINGLE FAMILY 30YR 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (1,080,063)
Par or Maturity Value	$ 1,100,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA FNMA SINGLE FAMILY 30YR 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (49,967,500)
Par or Maturity Value	$ 50,600,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (627,641)
Par or Maturity Value	$ 800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (4,997,761)
Par or Maturity Value	$ 5,015,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 11
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (1,415,531)
Par or Maturity Value	$ 1,400,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 12
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (816,875)
Par or Maturity Value	$ 800,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 13
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (1,553,069)
Par or Maturity Value	$ 1,528,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (646,625)
Par or Maturity Value	$ 800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (164,000)
Par or Maturity Value	$ 200,000
Rate of Interest	2.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (168,656)
Par or Maturity Value	$ 200,000
Rate of Interest	2.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (10,650,000)
Par or Maturity Value	$ 12,000,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ 769,734
Par or Maturity Value	$ 800,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (2,374,609)
Par or Maturity Value	$ 2,500,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (775,875)
Par or Maturity Value	$ 800,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA GNMA2 SINGLE FAMILY 30YR 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (5,005,675)
Par or Maturity Value	$ 5,015,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (2,206,258)
Par or Maturity Value	$ 2,800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (10,525,922)
Par or Maturity Value	$ 12,600,000
Rate of Interest	2.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 11
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (10,311,328)
Par or Maturity Value	$ 12,600,000
Rate of Interest	2.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 12
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (10,237,500)
Par or Maturity Value	$ 12,600,000
Rate of Interest	2.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 13
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (11,190,156)
Par or Maturity Value	$ 13,000,000
Rate of Interest	3.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 14
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ 927,872
Par or Maturity Value	$ 1,080,000
Rate of Interest	3.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 15
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (32,118,066)
Par or Maturity Value	$ 36,250,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 16
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (5,382,656)
Par or Maturity Value	$ 6,000,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 17
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (1,768,906)
Par or Maturity Value	$ 2,000,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 18
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (14,312,500)
Par or Maturity Value	$ 16,000,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 19
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ 14,483,908
Par or Maturity Value	$ 16,247,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (2,240,000)
Par or Maturity Value	$ 2,800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 20
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (23,294,703)
Par or Maturity Value	$ 25,450,000
Rate of Interest	3.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 21
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (10,294,746)
Par or Maturity Value	$ 11,000,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 22
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (4,460,625)
Par or Maturity Value	$ 4,800,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 23
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (8,312,461)
Par or Maturity Value	$ 8,900,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 24
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ 7,772,633
Par or Maturity Value	$ 8,600,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 25
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (9,704,531)
Par or Maturity Value	$ 10,300,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 26
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (189,059)
Par or Maturity Value	$ 200,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 27
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (191,570)
Par or Maturity Value	$ 200,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 28
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ 4,047,207
Par or Maturity Value	$ 4,300,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 29
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ 1,126,219
Par or Maturity Value	$ 1,200,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (4,377,078)
Par or Maturity Value	$ 5,600,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 30
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (2,893,344)
Par or Maturity Value	$ 3,100,000
Rate of Interest	4.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 31
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (7,572,695)
Par or Maturity Value	$ 7,700,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 32
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ 10,340,773
Par or Maturity Value	$ 10,500,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 33
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (12,826,082)
Par or Maturity Value	$ 13,200,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 34
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ 2,914,034
Par or Maturity Value	$ 3,045,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 35
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (4,256,880)
Par or Maturity Value	$ 4,285,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 36
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (300,094)
Par or Maturity Value	$ 300,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 37
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (25,294,117)
Par or Maturity Value	$ 25,600,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 38
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (50,702,781)
Par or Maturity Value	$ 50,600,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 39
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (13,927,813)
Par or Maturity Value	$ 14,000,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (2,191,000)
Par or Maturity Value	$ 2,800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 40
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (5,862,156)
Par or Maturity Value	$ 5,800,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 41
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (803,188)
Par or Maturity Value	$ 800,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 42
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (15,142,969)
Par or Maturity Value	$ 15,000,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 43
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (2,324,267)
Par or Maturity Value	$ 2,270,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 44
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (6,195,850)
Par or Maturity Value	$ 6,066,000
Rate of Interest	6.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 45
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (5,151,563)
Par or Maturity Value	$ 5,000,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 46
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (5,151,953)
Par or Maturity Value	$ 5,000,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 47
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (5,132,422)
Par or Maturity Value	$ 5,000,000
Rate of Interest	6.50%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (2,195,375)
Par or Maturity Value	$ 2,800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (2,215,500)
Par or Maturity Value	$ 2,800,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (4,520,250)
Par or Maturity Value	$ 5,600,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (4,518,391)
Par or Maturity Value	$ 5,600,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SECURITIES SOLD SHORT | TBA UMBS SINGLE FAMILY 30YR 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Proceeds of disposition	$ (4,537,313)
Par or Maturity Value	$ 5,600,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: SYNTHETIC GUARANTEED INVESTMENT CONTRACTS | JPMAM/METLIFE GAC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Rate of Interest	3.57%
Investment, Identifier [Axis]: SYNTHETIC GUARANTEED INVESTMENT CONTRACTS | JPMAM/PACIFIC LIFE
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Rate of Interest	3.54%
Investment, Identifier [Axis]: SYNTHETIC GUARANTEED INVESTMENT CONTRACTS | JPMAM/PRUD'L CONTRACT
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Rate of Interest	3.57%
Investment, Identifier [Axis]: SYNTHETIC GUARANTEED INVESTMENT CONTRACTS | JPMAM/TRANSAMERICA CONTRACT
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Rate of Interest	3.52%
Investment, Identifier [Axis]: SYNTHETIC GUARANTEED INVESTMENT CONTRACTS | JPMAM/VOYA CONTRACT MCA
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Rate of Interest	3.51%
Investment, Identifier [Axis]: SYNTHETIC GUARANTEED INVESTMENT CONTRACTS | JPMC INTERMEDT AGGREGATE SEP ACCT
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,267,970,610
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	4.19%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | CANADIAN GOVERNMENT REAL RETURN BOND
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | EMIRATE OF ABU DHABI UNITED ARAB EMIRATES
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,000,000
Rate of Interest	1.70%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FEDERAL HOME LOAN BANKS 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 9,018,750
Rate of Interest	1.00%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FEDERAL HOME LOAN BANKS 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 15,000,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FEDERAL HOME LOAN BANKS 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 10,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FEDERAL HOME LOAN MORTGAGE CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,000,000
Rate of Interest	0.80%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FRENCH REPUBLIC 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,800,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FRENCH REPUBLIC 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	2,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | FRENCH REPUBLIC 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	100,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | GOLDEN STATE TOBACCO SECURITIZATION CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	3.71%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | INTER-AMERICAN DEVELOPMENT BANK
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 14,750,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | INTERNATIONAL BANK FOR RECONSTRUCTION & DEVELOPMENT
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,250,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | JAPAN 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	149,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | JAPAN 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	203,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | JAPAN 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	228,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | JAPAN 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	332,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | JAPAN 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	140,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | JAPAN 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	200,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | KOREA NATIONAL OIL CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	4.88%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | MARICOPA COUNTY INDUSTRIAL DEVELOPMENT AUTHORITY
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 475,000
Rate of Interest	7.38%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | PETROLEOS MEXICANOS
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	6.70%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | REPUBLIC OF CHILE
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 400,000
Rate of Interest	2.75%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | REPUBLIC OF ITALY
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,600,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | REPUBLIC OF THE PHILIPPINES
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.00%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | SOUTHERN GAS CORRIDOR CJSC
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	6.88%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | STATE BOARD OF ADMINISTRATION FINANCE CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	5.53%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | STATE OF ISRAEL
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	5.50%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | TEXAS NATURAL GAS SECURITIZATION FINANCE CORP
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 500,000
Rate of Interest	5.17%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 1
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,670,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 10
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	300,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 100
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 101
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	10,900,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 102
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	6,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 11
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 10,400,000
Rate of Interest	1.13%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 12
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 300,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 13
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	4,760,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 14
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,100,000
Rate of Interest	1.63%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 15
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,990,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 16
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 11,600,000
Rate of Interest	1.88%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 17
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,100,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 18
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,100,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 19
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,260,000
Rate of Interest	1.88%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 2
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 28,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 20
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	600,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 21
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,000,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 22
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,990,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 23
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,225,000
Rate of Interest	2.00%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 24
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 7,409,900
Rate of Interest	2.25%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 25
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,125,400
Rate of Interest	2.38%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 26
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,310,000
Rate of Interest	2.38%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 27
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,200,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 28
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,400,000
Rate of Interest	2.50%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 29
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 4,990,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 3
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	16,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 30
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 10,600,000
Rate of Interest	2.88%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 31
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,100,000
Rate of Interest	3.00%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 32
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,541,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 33
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	300,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 34
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,300,000
Rate of Interest	3.00%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 35
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,480,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 36
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 600,000
Rate of Interest	3.00%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 37
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 700,000
Rate of Interest	3.13%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 38
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 9,500,000
Rate of Interest	3.13%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 39
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,700,000
Rate of Interest	3.25%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 4
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 11,790,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 40
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 800,000
Rate of Interest	3.38%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 41
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,200,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 42
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,800,000
Rate of Interest	3.38%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 43
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,400,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 44
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,970,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 45
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,500,000
Rate of Interest	3.88%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 46
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,174,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 47
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,500,000
Rate of Interest	4.00%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 48
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,600,000
Rate of Interest	4.13%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 49
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 122,000
Rate of Interest	4.25%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 5
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 15,600,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 50
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 1,200,000
Rate of Interest	4.25%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 51
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 598,000
Rate of Interest	4.38%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 52
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 3,475,000
Rate of Interest	4.38%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 53
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,700,000
Rate of Interest	4.63%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 54
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 2,577,000
Rate of Interest	4.88%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 55
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 5,490,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 56
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	9,736,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 57
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	15,398,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 58
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,180,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 59
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	4,880,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 6
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,700,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 60
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	8,880,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 61
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	8,670,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 62
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	12,200,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 63
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	13,300,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 64
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	13,100,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 65
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	18,900,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 66
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,380,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 67
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,280,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 68
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	200,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 69
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,630,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 7
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,500,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 70
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	100,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 71
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,591,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 72
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	500,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 73
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	2,800,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 74
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	600,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 75
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	3,100,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 76
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,600,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 77
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	5,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 78
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	300,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 79
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	5,300,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 8
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,651,000
Rate of Interest	2.88%
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 80
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 6,900,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 81
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	5,324,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 82
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	12,800,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 83
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,300,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 84
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	1,910,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 85
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	8,300,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 86
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	18,900,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 87
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	269,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 88
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	8,345,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 89
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	11,530,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 9
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	23,800,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 90
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	9,110,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 91
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	7,923,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 92
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	6,240,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 93
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	24,740,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 94
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	20,000,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 95
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	14,600,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 96
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	19,100,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 97
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	18,400,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 98
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	27,300,000
Investment, Identifier [Axis]: U.S. FEDERAL, STATE, LOCAL AND NON-U.S. GOVERNMENT SECURITIES | UNITED STATES OF AMERICA 99
EBP, Schedule of Asset Acquired and Disposed of within Year [Line Items]
Par or Maturity Value	$ 8,200,000